GENERAL - Assets and Liabilities Classified as Held For Sale (Details) - Dec. 31, 2025 $ in Millions, Rp in Billions	IDR (Rp)	USD ($)
Disclosure of subsidiaries [line items]
Asset held for sale	Rp 751	$ 45
Liabilities held for sale	(466)	$ (28)
Admedika
Disclosure of subsidiaries [line items]
Asset held for sale	751
Liabilities held for sale	(466)
Equity	285
Admedika | Cash and cash equivalents
Disclosure of subsidiaries [line items]
Asset held for sale	413
Admedika | Trade receivables
Disclosure of subsidiaries [line items]
Asset held for sale	157
Admedika | Others (each below Rp100 billion)
Disclosure of subsidiaries [line items]
Asset held for sale	181
Admedika | Customer deposits
Disclosure of subsidiaries [line items]
Liabilities held for sale	(247)
Admedika | Others (each below Rp100 billion)
Disclosure of subsidiaries [line items]
Liabilities held for sale	Rp (219)